Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Costs incurred associated with finding, acquiring and developing the Company's proved oil and natural gas reserves
Acquisition of properties - proved		$ 34,336
Exploratory costs		359
Development costs	10,560	30
Total costs incurred	10,560	34,725
Company's Share of Equity-Method Investments [Member]
Costs incurred associated with finding, acquiring and developing the Company's proved oil and natural gas reserves
Acquisition of properties - proved	32,586	629
Acquisition of properties - unproved		118
Development costs	18,367	9,980
Total costs incurred	$ 50,953	$ 10,727